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                             THE NEEDHAM FUNDS, INC.
                                 445 PARK AVENUE
                            NEW YORK, NEW YORK 10022

April 26, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:   The Needham Funds, Inc. (the "Fund")

Dear Ladies and Gentlemen:

      On behalf of the Fund, this letter shall serve as certification under paragraph (j) of Rule 497 of the Securities Act of 1933, as amended, that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of such Rule would not have differed from that contained in the Fund's amendment to its Registration Statement as filed electronically on April 21, 2004.



                                        /s/ Glen W. Albanese
                                        --------------------
                                        Glen W. Albanese
                                        Treasurer and Secretary